Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 4 – Related Party Transactions
Pursuant to the advisory agreement between the Company and the Operating Partnership, on the one hand, and the Adviser, on the other hand, the Adviser is responsible for sourcing, evaluating and monitoring the Company’s investment opportunities and making decisions related to the acquisition, management, financing and disposition of the Company’s assets, in accordance with the Company’s investment objectives, guidelines, policies and limitations, subject to oversight by the Company’s board of directors.
Certain affiliates of the Company, including the Adviser, will receive fees and compensation in connection with the Offering and ongoing management of the assets of the Company. The Adviser will be paid a management

fee equal to 1.25% of NAV per annum, payable monthly on Class S shares, Class D shares, and Class I shares. The Adviser will be paid a management fee equal to 1.0% of NAV per annum, payable monthly on
Class F-S
shares,
Class F-D
shares, and
Class F-I
shares. The management fee will be paid, at the Adviser’s election, in cash, Class E shares, or Class E units of the Operating Partnership.
The Special Limited Partner holds a performance participation interest in the Operating Partnership that entitles it to receive an allocation from the Operating Partnership on Class S shares, Class D shares, and Class I shares equal to 12.5% of the annual Total Return, subject to a 5% annual Hurdle Amount and a High Water Mark, with a
Catch-Up
(each term as defined in the Operating Partnership limited partnership agreement). On
Class F-S
shares,
Class F-D
shares, and
Class F-I
shares, the Special Limited Partner is entitled to receive an allocation equal to 9.0% of the annual Total Return, subject to a 5% annual Hurdle Amount and a High Water Mark, with a
Catch-Up
(each term as defined in the Operating Partnership limited partnership agreement). Such allocation will accrue monthly and be made annually.
The Company may retain certain of the Adviser’s affiliates for necessary services relating to the Company’s investments or its operations, including any administrative services, construction, special servicing, leasing, development, property oversight and other property management services, as well as services related to mortgage servicing, group purchasing, healthcare, consulting/brokerage, capital markets/credit origination, loan servicing, property, title and/or other types of insurance, management consulting and other similar operational matters. Any such arrangements will be at market terms and rates. As of June 30, 2022 and February 18, 2022, the Company has not retained an affiliate of the Adviser for any such services.
In addition, Apollo Global Securities, LLC (the “Dealer Manager”) will serve as the dealer manager for the Offering. The Dealer Manager is a registered broker-dealer affiliated with the Adviser. The Company entered into an agreement (the “Dealer Manager Agreement”) with the Dealer Manager in connection with the Offering. Subject to the terms of the Dealer Manager Agreement, the Company’s obligations to pay stockholder servicing fees with respect to the Class S shares, Class D shares,
Class F-S
shares, and
Class F-D
shares sold in the Offering shall survive until such shares are no longer outstanding (including because such shares have converted into Class I shares or
Class F-I
shares).
The Dealer Manager is entitled to receive selling commissions of up to 3.0%, and dealer manager fees of up to 0.5%, of the transaction price of each Class S share and
Class F-S
share sold in the primary offering; however, such amounts may vary at certain participating broker-dealers, provided that the sum will not exceed 3.5% of the transaction price. Participating broker-dealers are third-party broker-dealers engaged by the Dealer Manager to participate in the distribution of shares of the Company’s common stock. The Dealer Manager is also entitled to receive selling commissions of up to 1.5% of the transaction price of each Class D share and
Class F-D
share sold in the primary offering. The Dealer Manager also receives a stockholder servicing fee of 0.85% and 0.25% per annum of the aggregate NAV of the Company’s outstanding Class S and
F-S
shares and Class D and
F-D
shares, respectively. The Dealer Manager intends to enter into agreements with selected dealers that agree to distribute the Company’s shares in the Offering, which will provide, among other things, for the reallowance of the full amount of the selling commissions and stockholder servicing fees to such selected dealers. The Company will cease paying the stockholder servicing fee with respect to any Class S share, Class D share,
Class F-S
share, or
Class F-D
share sold in the primary offering at the end of the month in which the total selling commissions, dealer manager fees and stockholder servicing fees paid with respect to such share would exceed 8.75% of the gross proceeds from the sale of such share. The Company will accrue the cost of the stockholder servicing fee as an offering cost at the time each Class S share,
Class F-S
share, Class D share, and
Class F-D
share is sold during the primary offering. There will not be a stockholder servicing fee, upfront selling commission or dealer manager fee with respect to Class I shares and
Class F-I
shares.
The Company may also offer Class E shares, which will only be available to certain of Apollo’s affiliates and employees, in one or more private placements. These shares are not being offered to the public pursuant to the Offering and will not incur any upfront selling costs, ongoing servicing costs, management fee or performance participation allocation.